Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share (EPS)
Loss for the year	$ (31,907)	$ (42,355)	$ (15,927)
Weighted average common shares outstanding, basic	25,924,005	19,758,169	399,126
Weighted average common shares outstanding, diluted	25,924,005	19,758,169	399,126
Loss per share, basic	$ (1.23)	$ (2.14)	$ (39.91)
Loss per share, diluted	$ (1.23)	$ (2.14)	$ (39.91)